Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 24, 2022	Sep. 25, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the Compensation Committee evaluates compensation decisions.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid to PEO (c)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (d)(1)	Average Compensation Actually Paid to Non- PEO NEOs (e)(2)(4)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)(5)	Net Income (in thousands) (h)	EBIT (in thousands) (i)(6)
2023	$6,615,838	$8,411,170	$822,506	$1,316,447	$149.17	$127.19	$125,643	$210,646
2022	$7,206,424	$4,579,964	$912,291	$174,140	$127.21	$114.80	$152,152	$260,036
2021	$5,026,006	$6,736,432	$1,012,168	$1,853,314	$157.72	$119.69	$151,746	$254,496

(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2023, 2022, and 2021.

Year	PEO	Non-PEO NEOs
2023	Timothy P. Cofer	Nicholas Lahanas, John D. Walker, Joyce M. McCarthy and John Hanson
2022	Timothy P. Cofer	Nicholas Lahanas, William E. Brown, John D. Walker and John Hanson
2021	Timothy P. Cofer	Nicholas Lahanas, William E. Brown, John D. Walker and John Hanson
(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (please refer to Notes 2 and 3 in “Executive Compensation – Compensation of Executive Officers – Summary Compensation Table” for additional information).

(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Cofer in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments
Year	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2023	$6,615,838	[N/A]	[N/A]	$2,914,777	$3,458,887	$868,248	$0	$382,974	$0	$0	$8,411,170
2022	$7,206,424	[N/A]	[N/A]	$3,199,970	$2,335,414	($1,759,567)	$0	($2,337)	$0	$0	$4,579,964
2021	$5,026,006	[N/A]	[N/A]	$2,256,978	$2,359,847	$1,068,296	$0	$539,261	$0	$0	$6,736,432
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

		Pension Plan Adjustments		Equity Award Adjustments
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Change in Pension Value	Average Pension Service Cost	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Compensation Actually Paid to Non-PEO NEOs
2023	$822,506	[N/A]	[N/A]	$237,498	$333,467	$277,719	$0	$120,253	$0	$0	$1,316,447
2022	$912,291	[N/A]	[N/A]	$299,994	$301,053	($713,970)	$0	($25,240)	$0	$0	$174,140
2021	$1,012,168	[N/A]	[N/A]	$231,594	$243,849	$708,939	$0	$119,952	$0	$0	$1,853,314
(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on 9/28/2019, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using Dow Jones U.S. Non-durable Household Products Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended 9/30/2023.

(6)
We have determined that EBIT, which the Company defines for compensation purposes as earnings before interest, tax and other income (expense), is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal 2023, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

Company Selected Measure Name	EBIT
Named Executive Officers, Footnote [Text Block]
(1)	The following table lists the PEO and non-PEO NEOs for each of fiscal years 2023, 2022, and 2021.

Year	PEO	Non-PEO NEOs
2023	Timothy P. Cofer	Nicholas Lahanas, John D. Walker, Joyce M. McCarthy and John Hanson
2022	Timothy P. Cofer	Nicholas Lahanas, William E. Brown, John D. Walker and John Hanson
2021	Timothy P. Cofer	Nicholas Lahanas, William E. Brown, John D. Walker and John Hanson

Peer Group Issuers, Footnote [Text Block]
(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on 9/28/2019, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using Dow Jones U.S. Non-durable Household Products Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended 9/30/2023.

PEO Total Compensation Amount	$ 6,615,838	$ 7,206,424	$ 5,026,006
PEO Actually Paid Compensation Amount	$ 8,411,170	4,579,964	6,736,432
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Cofer in accordance with the Pay Versus Performance Rules:

		Pension Plan Adjustments		Equity Award Adjustments
Year	Summary Compensation Table Total for PEO	Change in Pension Value	Pension Service Cost	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Compensation Actually Paid to PEO
2023	$6,615,838	[N/A]	[N/A]	$2,914,777	$3,458,887	$868,248	$0	$382,974	$0	$0	$8,411,170
2022	$7,206,424	[N/A]	[N/A]	$3,199,970	$2,335,414	($1,759,567)	$0	($2,337)	$0	$0	$4,579,964
2021	$5,026,006	[N/A]	[N/A]	$2,256,978	$2,359,847	$1,068,296	$0	$539,261	$0	$0	$6,736,432

Non-PEO NEO Average Total Compensation Amount	$ 822,506	912,291	1,012,168
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,316,447	174,140	1,853,314
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules.

		Pension Plan Adjustments		Equity Award Adjustments
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Change in Pension Value	Average Pension Service Cost	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value	Average Compensation Actually Paid to Non-PEO NEOs
2023	$822,506	[N/A]	[N/A]	$237,498	$333,467	$277,719	$0	$120,253	$0	$0	$1,316,447
2022	$912,291	[N/A]	[N/A]	$299,994	$301,053	($713,970)	$0	($25,240)	$0	$0	$174,140
2021	$1,012,168	[N/A]	[N/A]	$231,594	$243,849	$708,939	$0	$119,952	$0	$0	$1,853,314

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between “Compensation Actually Paid” and Performance Measures
In accordance with the Pay Versus Performance Rules, the charts below illustrate how “compensation actually paid” to the NEOs aligns with the Company’s financial performance as measured by TSR, net income, and EBIT, as well as a comparison of TSR and Peer Group TSR.
Compensation Actually Paid, TSR, Net Income, and EBIT

Compensation Actually Paid and TSR

Compensation Actually Paid vs. Net Income [Text Block]
Relationship Between “Compensation Actually Paid” and Performance Measures
In accordance with the Pay Versus Performance Rules, the charts below illustrate how “compensation actually paid” to the NEOs aligns with the Company’s financial performance as measured by TSR, net income, and EBIT, as well as a comparison of TSR and Peer Group TSR.
Compensation Actually Paid, TSR, Net Income, and EBIT

Compensation Actually Paid and Net Income

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between “Compensation Actually Paid” and Performance Measures
In accordance with the Pay Versus Performance Rules, the charts below illustrate how “compensation actually paid” to the NEOs aligns with the Company’s financial performance as measured by TSR, net income, and EBIT, as well as a comparison of TSR and Peer Group TSR.
Compensation Actually Paid, TSR, Net Income, and EBIT

Compensation Actually Paid and EBIT

Total Shareholder Return Vs Peer Group [Text Block]
Relationship Between “Compensation Actually Paid” and Performance Measures
In accordance with the Pay Versus Performance Rules, the charts below illustrate how “compensation actually paid” to the NEOs aligns with the Company’s financial performance as measured by TSR, net income, and EBIT, as well as a comparison of TSR and Peer Group TSR.
Compensation Actually Paid, TSR, Net Income, and EBIT

Company TSR vs. Peer Group TSR

Tabular List [Table Text Block]
Tabular Disclosure of Most Important Performance Measures
In accordance with the Pay Versus Performance Rules, the following table lists the six measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to the Company’s NEOs, for fiscal 2023, to Company performance, as further described in our Compensation Discussion and Analysis within the sections titled “Executive Compensation – Compensation Discussion and Analysis – Allocation and Amount” (see page 19) and “Executive Compensation – Compensation Discussion and Analysis – Equity Awards – Performance Share Units” (see page 22).
Most Important Performance Measures
Earnings Before Interest, Tax and Other Income (Expense), or EBIT
Net Sales
Non-GAAP Gross Margin
Organic EBIT CAGR
Organic Net Sales CAGR
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 149.17	127.21	157.72
Peer Group Total Shareholder Return Amount	127.19	114.8	119.69
Net Income (Loss)	$ 125,643,000	$ 152,152,000	$ 151,746,000
Company Selected Measure Amount	210,646,000	260,036,000	254,496,000
PEO Name	Timothy P. Cofer	Timothy P. Cofer	Timothy P. Cofer
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest, Tax and Other Income (Expense), or EBIT
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Gross Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Organic EBIT CAGR
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Organic Net Sales CAGR
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,914,777)	$ (3,199,970)	$ (2,256,978)
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,458,887	2,335,414	2,359,847
PEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	868,248	(1,759,567)	1,068,296
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	382,974	(2,337)	539,261
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(237,498)	(299,994)	(231,594)
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	333,467	301,053	243,849
Non-PEO NEO [Member] | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	277,719	(713,970)	708,939
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	120,253	(25,240)	119,952
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0